Patents and Other Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and Other Intangible Assets

Note 11. Patents and Other Intangible Assets

Patents and other intangible assets consist of the following at December 31, 2019 and 2018:

			Weighted-Average
			Remaining
	(in thousands)	(in thousands)	Amortization
	2019	2018	Period
Patents	$981	$981	3 years
Customer list	2,738	2,738	8 years
Trade name	477	477	8 years
	4,196	4,196
Less accumulated amortization	(1,301)	(847)
Net patent and other intangible assets	$2,895	$3,349

The customer list and trade name in the table above include foreign currency translation adjustments that were de minimus during the years ended December 31, 2019 and 2018.

Amortization expense recognized during the years ended December 31, 2019 and 2018 was $454 thousand and $491 thousand, respectively. Future amortization expense for patents and other intangible assets, is estimated as follows (in thousands):

2020	$465
2021	465
2022	424
2023	344
2024	337
Thereafter	860
Total	$2,895